DEFERRED INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Income Taxes 1	$ 0
Deferred Income Taxes 2	34.00%
Deferred Income Taxes 3	(5,448,000)
Deferred Income Taxes 4	(4,568,380)
Deferred Income Taxes 5	(2,616,376)
Deferred Income Taxes 6	17,479,000
Deferred Income Taxes 7	17,479,000
Deferred Income Taxes 8	7,911,000
Deferred Income Taxes 9	$ 9,568,000